Unaudited Pro Forma Condensed Consolidated Balance Sheet (USD $)	Dec. 31, 2013	Dec. 31, 2012	May 30, 2014
Current assets:
Cash	$ 170,950	$ 138,374
Accounts receivable - Trade	143,538	108,322
Inventory	269,680	312,937
Prepaid expenses	23,447	11,975
Total current assets	1,389,435	1,832,878
Assets from discontinued operations	0	1,231,876
Total noncurrent assets	50,583,660	54,212,513
Total assets	51,973,095	56,045,391
LIABILITIES AND STOCKHOLDERS' DEFICIT
Accounts payable	9,539,512	8,214,553
Accrued expenses	3,888,155	829,930
Interest payable	3,555,745	1,514,024
Obligation under capital leases - current portion	2,784,115	1,538,372
Due to related parties	274,317	168,612
Short term notes payable	27,237,493	18,523,894
Total current liabilities	57,134,073	48,416,696
Deferred rent	239,854	696,054
Obligations under capital leases	20,584,091	20,204,913
Dividends payable	2,020,361	996,100
Total long-term liabilities	22,844,306	21,897,067
Total liabilities	79,978,379	70,313,763
Stockholders' deficit:
Series A Preferred Stock	12,457,517	8,268,044
Common Stock	41,880	34,644
Additional paid-in capital	75,356,381	27,570,041
Retained earnings	(115,861,062)	(50,141,101)
Total stockholders' deficit	(28,005,284)	(14,268,372)
Total liabilities and stockholders' deficit	51,973,095	56,045,391
Historical Latitude 360, Inc.
Current assets:
Cash	170,950	138,374	11,964
Accounts receivable - Trade	143,538	108,322	445,887
Accounts receivable - Other	781,820	1,261,270	2,013,196
Inventory	269,680	312,937	277,333
Prepaid expenses	23,447	11,975	18,702
Total current assets	1,389,435	1,832,878	2,767,082
Property and equipment, net	47,873,119	48,772,242	48,343,744
Property and equipment, idle	2,010,083	1,622,154	2,010,083
Restricted cash	318,646	2,320,326	320,461
Other assets	381,812	265,915	586,812
Assets from discontinued operations		1,231,876
Total noncurrent assets	50,583,660	54,212,513	51,261,100
Total assets	51,973,095	56,045,391	54,028,182
LIABILITIES AND STOCKHOLDERS' DEFICIT
Accounts payable	9,539,512	8,214,553	12,540,311
Accounts payable - Construction related	8,213,599	16,007,611
Accrued expenses	3,888,155	829,930	3,305,827
Accrued compensation - related party	1,621,437	1,600,000	1,621,437
Deferred rent current portion	19,700	19,700	19,700
Interest payable	3,555,745	1,514,024	1,783,640
Obligation under capital leases - current portion	2,784,115	1,538,372	2,784,115
Due to related parties	274,317	168,612	84,935
Short term notes payable	27,237,493	18,523,894	2,828,984
Total current liabilities	57,134,073	48,416,696	24,968,949
Deferred rent	239,854	696,054	243,360
Notes payable, net	0		18,551,902
Obligations under capital leases	20,584,091	20,204,913	20,215,641
Dividends payable	2,020,361	996,100	2,669,742
Total long-term liabilities	22,844,306	21,897,067	41,680,645
Total liabilities	79,978,379	70,313,763	66,649,594
Stockholders' deficit:
Series A Preferred Stock	12,457,517	8,268,044	31,116,024
Common Stock	41,880	34,644	42,463
Additional paid-in capital	75,356,381	27,570,041	76,037,851
Retained earnings	(115,861,062)	(50,141,101)	(119,817,750)
Total stockholders' deficit	(28,005,284)	(14,268,372)	(12,621,412)
Total liabilities and stockholders' deficit	51,973,095	56,045,391	54,028,182
Kingdom Koncrete
Current assets:
Cash	10,199	22,160	6,320
Accounts receivable - Trade	0	0	0
Accounts receivable - Other	0	0	0
Inventory	500	2,464	2,000
Prepaid expenses	0	1,150	0
Total current assets	10,699	25,774	8,320
Property and equipment, net	10,127	16,766	7,807
Property and equipment, idle	0	0	0
Restricted cash	0	0	0
Other assets	0	0	0
Assets from discontinued operations		0
Total noncurrent assets	10,127	16,766	7,807
Total assets	20,826	42,540	16,127
LIABILITIES AND STOCKHOLDERS' DEFICIT
Accounts payable	3,609	0	0
Accounts payable - Construction related	0	0
Accrued expenses	459	41,295	2,866
Accrued compensation - related party	0	678	0
Deferred rent current portion	0	0	0
Interest payable	0	0	0
Obligation under capital leases - current portion	0	0	0
Due to related parties	0	32,745	71,296
Short term notes payable	0	0	0
Total current liabilities	4,068	74,718	74,162
Deferred rent	0	0	0
Notes payable, net	67,689		0
Obligations under capital leases	0	0	0
Dividends payable	0	0	0
Total long-term liabilities	67,689	0	0
Total liabilities	71,757	74,718	74,162
Stockholders' deficit:
Series A Preferred Stock	0	0	0
Common Stock	5,722	5,722	5,722
Additional paid-in capital	275,082	275,082	275,082
Retained earnings	(331,735)	(312,982)	(338,839)
Total stockholders' deficit	(50,931)	(32,178)	(58,035)
Total liabilities and stockholders' deficit	20,826	42,540	16,127
Pro Forma Adjustment
Current assets:
Cash	0	0	0
Accounts receivable - Trade	0	0	0
Accounts receivable - Other	0	0	0
Inventory	0	0	0
Prepaid expenses	0	0	0
Total current assets	0	0	0
Property and equipment, net	0	0	0
Property and equipment, idle	0	0	0
Restricted cash	0	0	0
Other assets	0	0	0
Assets from discontinued operations		0
Total noncurrent assets	0	0	0
Total assets	0	0	0
LIABILITIES AND STOCKHOLDERS' DEFICIT
Accounts payable	0	0	0
Accounts payable - Construction related	0	0
Accrued expenses	0	0	0
Accrued compensation - related party	0	0	0
Deferred rent current portion	0	0	0
Interest payable	0	0	0
Obligation under capital leases - current portion	0	0	0
Due to related parties	0	0	0
Short term notes payable	0	0	0
Total current liabilities	0	0	0
Deferred rent	0	0	0
Notes payable, net	0		0
Obligations under capital leases	0	0	0
Dividends payable	(2,020,361)	(996,100)	(2,669,742)
Total long-term liabilities	(2,020,361)	(996,100)	(2,669,742)
Total liabilities	(2,020,361)	(996,100)	(2,669,742)
Stockholders' deficit:
Series A Preferred Stock	(12,457,517)	(8,268,044)	(31,116,024)
Common Stock	10,341	6,617	24,997
Additional paid-in capital	14,467,537	9,257,527	33,760,769
Retained earnings	0	0	0
Total stockholders' deficit	2,020,361	996,100	2,669,742
Total liabilities and stockholders' deficit	0	0	0
Pro Forma
Current assets:
Cash	181,149	160,534	18,284
Accounts receivable - Trade	143,538	108,322	445,887
Accounts receivable - Other	781,820	1,261,270	2,013,196
Inventory	270,180	315,401	279,333
Prepaid expenses	23,447	13,125	18,702
Total current assets	1,400,134	1,858,652	2,775,402
Property and equipment, net	47,883,246	48,789,008	48,351,551
Property and equipment, idle	2,010,083	1,622,154	2,010,083
Restricted cash	318,646	2,320,326	320,461
Other assets	381,812	265,915	586,812
Assets from discontinued operations		1,231,876
Total noncurrent assets	50,593,787	54,229,279	51,268,907
Total assets	51,993,921	56,087,931	54,044,309
LIABILITIES AND STOCKHOLDERS' DEFICIT
Accounts payable	9,543,121	8,214,553	12,540,311
Accounts payable - Construction related	8,213,599	16,007,611
Accrued expenses	3,888,614	871,225	3,308,693
Accrued compensation - related party	1,621,437	1,600,678	1,621,437
Deferred rent current portion	19,700	19,700	19,700
Interest payable	3,555,745	1,514,024	1,783,640
Obligation under capital leases - current portion	2,784,115	1,538,372	2,784,115
Due to related parties	274,317	201,357	152,309
Short term notes payable	27,237,493	18,523,894	2,828,984
Total current liabilities	57,138,141	48,491,414	25,039,189
Deferred rent	239,854	696,054	243,360
Notes payable, net	67,689		18,551,902
Obligations under capital leases	20,584,091	20,204,913	20,215,641
Dividends payable	0	0	0
Total long-term liabilities	20,891,634	20,900,967	39,010,903
Total liabilities	78,029,775	69,392,381	64,050,092
Stockholders' deficit:
Series A Preferred Stock	0	0	0
Common Stock	87,008	69,948	138,625
Additional paid-in capital	90,069,935	37,079,685	109,752,009
Retained earnings	(116,192,797)	(50,454,083)	(119,896,417)
Total stockholders' deficit	(26,035,854)	(13,304,450)	(10,005,783)
Total liabilities and stockholders' deficit	$ 51,993,921	$ 56,087,931	$ 54,044,309